AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares	Security Description	Value
	PREFERRED STOCKS - 99.6%
	Communication Services - 1.1%
90,941	AT&T, Inc.	$2,278,981
	5.625%, 08/01/2067
	Consumer Discretionary - 2.5%
	Brunswick Corporation
20,394	6.500%, 10/15/2048	518,416
13,780	6.625%, 01/15/2049	351,252
25,355	6.375%, 04/15/2049	639,453
	Dillard’s Capital Trust I
22,047	7.500%, 08/01/2038	562,639
	Fossil Group, Inc.
16,536	7.000%, 11/30/2026	285,081
	Qurate Retail, Inc.
34,910	8.000%, 03/15/2031	1,644,261
	TravelCenters of America, Inc.
12,125	8.250%, 01/15/2028	313,432
13,228	8.000%, 12/15/2029	335,065
11,025	8.000%, 10/15/2030	277,499
		4,927,098
	Consumer Staples - 2.8%
	CHS, Inc.
59,138	Series 1, 7.875%, Perpetual	1,532,857
46,299	Series 2, 7.100%, Perpetual (b)	1,183,402
54,289	Series 3, 6.750%, Perpetual (b)	1,374,597
57,047	Series 4, 7.500%, Perpetual	1,470,672
		5,561,528
	Energy - 5.8%
	DCP Midstream LP
17,774	Series B, 7.875%, Perpetual (b)	447,727
12,125	Series C, 7.950%, Perpetual (b)	304,580
	Enbridge, Inc.
66,139	Series B, 6.375%, 04/15/2078 (b)	1,654,798
	Energy Transfer LP
49,604	Series C, 7.375%, Perpetual (b)	1,183,055
49,054	Series D, 7.625%, Perpetual (b)	1,186,616
88,186	Series E, 7.600%, Perpetual (b)	2,116,464
	NGL Energy Partners LP
34,684	Series B, 12.038%, Perpetual (a)(b)	611,479
	NuStar Energy LP
24,967	Series A, 11.502%, Perpetual (b)	624,674
42,440	Series B, 10.379%, Perpetual (b)	986,306
19,015	Series C, 11.649%, Perpetual (b)	482,981
	NuStar Logistics LP (b)
44,369	11.526%, 01/15/2043	1,112,331
	Seapeak LLC
13,780	9.000%, Perpetual	338,988
18,739	Series B, 8.500%, Perpetual (b)	448,612
		11,498,611
	Financials - 73.0% (c)
	ACRES Commercial Realty Corporation
13,228	Series C, 8.625%, Perpetual (b)	300,143
	Affiliated Managers Group, Inc.
33,071	5.875%, 03/30/2059	836,696
	AGNC Investment Corporation
35,827	Series C, 9.903%, Perpetual (b)	904,274
25,905	Series D, 6.875%, Perpetual (b)	576,904
44,369	Series E, 6.500%, Perpetual (b)	993,866
63,384	Series F, 6.125%, Perpetual (b)	1,369,094
16,536	Series G, 7.750%, Perpetual (a)(b)	382,643
	Allstate Corporation
63,384	Series G, 5.625%, Perpetual	1,559,246
55,118	7.995%, 01/15/2053 (b)	1,388,974
	American Equity Investment Life Holding Company
44,093	Series A, 5.950%, Perpetual (b)	1,059,114
33,071	Series B, 6.625%, Perpetual (b)	850,255
	American Financial Group, Inc
13,780	5.875%, 03/30/2059	350,150
	American International Group, Inc.
55,118	Series A, 5.850%, Perpetual	1,397,793
	Annaly Capital Management, Inc.
79,367	Series F, 9.723%, Perpetual (b)	1,972,270
46,849	Series G, 6.500%, Perpetual (b)	1,125,781
48,778	Series I, 6.750%, Perpetual (b)	1,134,089
	Apollo Asset Management, Inc.
30,313	Series A, 6.375%, Perpetual	765,403
33,071	Series B, 6.375%, Perpetual	838,350
	Arbor Realty Trust, Inc.
31,256	Series F, 6.250%, Perpetual (b)	633,247
	Argo Group International Holdings, Ltd.
16,536	7.000%, Perpetual (b)	381,320
	Aspen Insurance Holdings, Ltd.
30,313	5.950%, Perpetual (b)	749,034
	Associated Banc-Corp
11,025	Series E, 5.875%, Perpetual	273,751
	Athene Holding, Ltd.
95,076	Series A, 6.350%, Perpetual (b)	2,421,586
66,139	Series C, 6.375%, Perpetual (b)	1,689,851
55,118	Series E, 7.750%, Perpetual (a)(b)	1,454,564
	Atlanticus Holdings Corporation
16,536	6.125%, 11/30/2026	376,194
	B. Riley Financial, Inc.
12,258	6.750%, 05/31/2024	304,366
15,710	6.375%, 02/28/2025	374,369
22,863	5.500%, 03/31/2026	520,133
18,430	6.500%, 09/30/2026	429,604
35,572	5.000%, 12/31/2026	773,691
25,355	6.000%, 01/31/2028	561,360
34,862	5.250%, 08/31/2028	740,469
	Bank of America Corporation
25,461	Series 2, 5.386%, Perpetual (b)	510,239
17,907	Series 4, 5.486%, Perpetual (b)	388,134
35,561	Series 5, 5.175%, Perpetual (b)	759,227
26,688	Series E, 4.956%, Perpetual (b)	559,914
116,860	Series GG, 6.000%, Perpetual	2,937,860
72,378	Series HH, 5.875%, Perpetual	1,823,926
89,417	Series K, 6.450%, 12/15/2066 (b)	2,293,546
	Brighthouse Financial, Inc.
46,849	Series A, 6.600%, Perpetual	1,218,542
44,369	Series B, 6.750%, Perpetual	1,174,004
41,338	6.250%, 09/15/2058	1,023,116
	Charles Schwab Corporation
82,675	Series D, 5.950%, Perpetual	2,079,276
	Chimera Investment Corporation
35,827	Series B, 8.000%, Perpetual (b)	801,450
28,660	Series C, 7.750%, Perpetual (b)	585,237
22,047	Series D, 8.000%, Perpetual (b)	482,389
	Citigroup, Inc.
104,721	Series J, 7.125%, Perpetual (b)	2,664,102
164,797	Series K, 6.875%, Perpetual (b)	4,202,324
	Citizens Financial Group, Inc.
33,071	Series D, 6.350%, Perpetual (b)	842,318
	Compass Diversified Holdings
11,025	Series A, 7.250%, Perpetual	275,625
11,025	Series B, 7.875%, Perpetual (b)	276,948
12,678	Series C, 7.875%, Perpetual	320,627
	ConnectOne Bancorp, Inc.
12,678	Series A, 5.250%, Perpetual (b)	273,845
	Cowen, Inc.
11,025	7.750%, 06/15/2033	278,381
	Dynex Capital, Inc.
12,292	Series C, 6.900%, Perpetual (b)	282,101
	Ellington Financial, Inc.
13,284	Series B, 6.250%, Perpetual (b)	261,960
12,678	6.750%, Perpetual (b)	277,902
	Enstar Group, Ltd.
44,093	Series D, 7.000%, Perpetual (b)	1,059,555
	Fifth Third Bancorp
22,047	Series A, 6.000%, Perpetual	550,954
49,604	Series I, 6.625%, Perpetual (b)	1,238,612
	First Eagle Alternative Capital BDC, Inc.
12,303	5.000%, 05/25/2026	288,751
	First Horizon National Corporation
11,025	Series D, 6.100%, Perpetual (b)	271,766
	Gladstone Investment Corporation
14,105	5.000%, 05/01/2026	328,929
14,833	4.875%, 11/01/2028	324,694
	Goldman Sachs Group, Inc.
77,139	Series A, 5.342%, Perpetual (b)	1,568,236
20,559	Series C, 5.342%, Perpetual (b)	433,589
140,970	Series D, 5.262%, Perpetual (b)	2,871,559
104,426	Series J, 5.500%, Perpetual (b)	2,605,429
73,539	Series K, 6.375%, Perpetual (b)	1,903,189
	Granite Point Mortgage Trust, Inc.
22,679	Series A, 7.000%, Perpetual (b)	414,799
	Hartford Financial Services Group, Inc.
38,030	Series G, 6.000%, Perpetual	979,273
	Heartland Financial USA, Inc.
12,678	Series E, 7.000%, Perpetual (b)	325,318
	Invesco Mortgage Capital, Inc.
12,505	Series B, 7.750%, Perpetual (b)	284,364
21,542	Series C, 7.500%, Perpetual (b)	482,971
	JPMorgan Chase & Company
175,229	Series DD, 5.750%, Perpetual	4,377,220
191,110	Series EE, 6.000%, Perpetual	4,871,394
	Kemper Corporation
16,536	5.875%, 03/15/2062 (b)	378,344
	KeyCorp
55,118	Series E, 6.125%, Perpetual (b)	1,434,721
66,139	6.200%, Perpetual (b)	1,695,143
	M&T Bank Corporation
27,558	Series H, 5.625%, Perpetual (b)	717,059
	Merchants Bancorp
13,780	Series B, 6.000%, Perpetual (b)	330,720
	MetLife, Inc.
66,139	Series A, 5.746%, Perpetual (b)	1,564,849
88,738	Series E, 5.625%, Perpetual	2,223,774
	MFA Financial, Inc.
30,313	Series C, 6.500%, Perpetual (b)	592,316
	Midland States Bancorp, Inc.
12,678	7.750%, Perpetual (a)(b)	324,430
	Morgan Stanley
88,002	Series A, 5.492%, Perpetual (b)	1,886,763
69,004	Series E, 7.125%, Perpetual (b)	1,755,462
68,002	Series F, 6.875%, Perpetual (b)	1,715,011
80,002	Series I, 6.375%, Perpetual (b)	2,044,851
80,002	Series K, 5.850%, Perpetual (b)	2,012,050
	New York Community Bancorp, Inc.
56,770	Series A, 6.375%, Perpetual (b)	1,401,651
	New York Mortgage Trust, Inc.
16,876	Series D, 8.000%, Perpetual (b)	351,190
20,426	Series E, 7.875%, Perpetual (b)	454,070
15,845	Series F, 6.875%, Perpetual (b)	299,629
	NewtekOne, Inc.
11,025	5.500%, 02/01/2026	267,908
	Old National Bancorp
11,905	Series A, 7.000%, Perpetual	307,506
13,504	Series C, 7.000%, Perpetual	348,133
	PacWest Bancorp
56,576	Series A, 7.750%, Perpetual (b)	1,464,187
	PennyMac Mortgage Investment Trust
12,678	Series A, 8.125%, Perpetual (b)	306,808
21,497	Series B, 8.000%, Perpetual (b)	508,619
	Popular Capital Trust II
11,137	6.125%, 12/01/2034	281,766
	Prudential Financial, Inc.
62,281	5.625%, 08/15/2058	1,559,516
	Ready Capital Corporation
22,190	5.750%, 02/15/2026	510,370
11,299	6.200%, 07/30/2026	260,781
	Regions Financial Corporation
55,118	Series B, 6.375%, Perpetual (b)	1,436,926
55,118	Series C, 5.700%, Perpetual (b)	1,370,785
	Reinsurance Group of America, Inc.
44,093	5.750%, 06/15/2056 (b)	1,152,591
	Rithm Capital Corporation
17,115	Series A, 7.500%, Perpetual (b)	380,467
31,142	Series B, 7.125%, Perpetual (b)	681,387
43,894	Series C, 6.375%, Perpetual (b)	874,807
51,259	Series D, 7.000%, Perpetual (b)	1,084,640
	SiriusPoint, Ltd.
22,047	Series B, 8.000%, Perpetual (b)	540,813
	SLM Corporation
11,025	Series B, 6.469%, Perpetual (b)	713,538
	State Street Corporation
82,675	Series D, 5.900%, Perpetual (b)	2,106,559
55,118	Series G, 5.350%, Perpetual (b)	1,441,336
	Stifel Financial Corporation
17,639	Series B, 6.250%, Perpetual	444,679
	Synovus Financial Corporation
22,047	Series D, 6.300%, Perpetual (b)	548,970
38,582	Series E, 5.875%, Perpetual (b)	955,676
	Trinity Capital, Inc.
19,291	7.000%, 01/16/2025	482,275
	Truist Financial Corporation
19,018	Series I, 5.299%, Perpetual (b)	395,765
	Two Harbors Investment Corporation
15,845	Series A, 8.125%, Perpetual (b)	353,343
31,692	Series B, 7.625%, Perpetual (b)	666,483
32,519	Series C, 7.250%, Perpetual (b)	690,704
	Unum Group
33,071	6.250%, 06/15/2058	831,074
	US Bancorp
1,600	Series A, 5.850%, Perpetual (b)	1,281,600
110,232	Series B, 5.392%, Perpetual (b)	2,248,733
63,384	Series K, 5.500%, Perpetual	1,580,163
	Valley National Bancorp
12,678	Series A, 6.250%, Perpetual (b)	315,555
11,025	Series B, 8.403%, Perpetual (b)	279,374
	Voya Financial, Inc.
33,071	Series B, 5.350%, Perpetual (b)	833,389
	Webster Financial Corporation
14,881	Series G, 6.500%, Perpetual	375,001
	Wells Fargo & Company
190,151	Series Q, 5.850%, Perpetual (b)	4,643,487
92,597	Series R, 6.625%, Perpetual (b)	2,347,334
76,061	Series Y, 5.625%, Perpetual	1,878,707
	WesBanco, Inc.
16,536	Series A, 6.750%, Perpetual (b)	418,361
	Western Alliance Bancorp
33,071	Series A, 4.250%, Perpetual (b)	710,034
	Wintrust Financial Corporation
13,780	Series D, 6.500%, Perpetual (b)	356,351
31,692	Series E, 6.875%, Perpetual (b)	825,576
	W.R. Berkley Corporation
20,394	5.700%, 03/30/2058	503,120
	Zions Bancorp NA
15,255	Series G, 6.300%, Perpetual (b)	387,172
		144,396,581
	Industrials - 2.9%
	Air Lease Corporation
27,558	Series A, 6.150%, Perpetual (b)	677,651
	Atlas Corporation
14,038	Series D, 7.950%, Perpetual	332,139
16,536	Series I, 8.000%, Perpetual (b)	388,596
	Babcock & Wilcox Enterprises, Inc.
17,639	8.125%, 02/28/2026	436,742
16,695	6.500%, 12/31/2026	376,973
	Charah Solutions, Inc.
14,881	8.500%, 08/31/2026	179,316
	FTAI Aviation, Ltd.
11,519	Series A, 8.250%, Perpetual (b)	277,262
13,613	Series B, 8.000%, Perpetual (b)	319,906
11,575	Series C, 8.250%, Perpetual (b)	271,897
	Global Ship Lease, Inc.
12,013	8.750%, Perpetual	302,127
	Steel Partners Holdings LP
17,700	Series A, 6.000%, 02/07/2026	409,401
	Textainer Group Holdings, Ltd.
16,536	7.000%, Perpetual (b)	395,210
	Triton International, Ltd.
15,845	8.000%, Perpetual	401,195
19,291	7.375%, Perpetual	495,779
16,536	6.875%, Perpetual	426,133
		5,690,327
	Information Technology - 0.1%
	Synchronoss Technologies, Inc.
13,780	8.375%, 06/30/2026	248,591
	Real Estate - 2.2%
	American Homes 4 Rent
12,678	Series H, 6.250%, Perpetual	319,486
	Brookfield DTLA Fund Office Trust Investor, Inc.
34,507	Series A, 7.625%, Perpetual (a)	133,887
	DiamondRock Hospitality Company
13,119	8.250%, Perpetual	337,945
	Digital Realty Trust, Inc.
23,150	Series K, 5.850%, Perpetual	588,010
	Gladstone Land Corporation
16,414	Series B, 6.000%, Perpetual	391,638
	iStar, Inc.
11,025	Series D, 8.000%, Perpetual	276,948
13,780	Series I, 7.500%, Perpetual	345,878
	National Storage Affiliates Trust
24,850	Series A, 6.000%, Perpetual	623,486
	Public Storage
31,416	Series H, 5.600%, Perpetual	800,794
	SITE Centers Corporation
19,291	Series A, 6.375%, Perpetual	483,047
		4,301,119
	Utilities - 9.2%
	Algonquin Power & Utilities Corporation
38,582	Series 19-A, 6.200%, 07/01/2079 (b)	895,102
31,692	6.875%, 10/17/2078 (b)	790,716
	CMS Energy Corporation
22,047	5.625%, 03/15/2078	544,561
30,866	5.875%, 10/15/2078	767,946
69,448	5.875%, 03/01/2079	1,746,617
	DTE Energy Company
44,093	Series E, 5.250%, 12/01/2077	1,093,506
	Duke Energy Corporation
55,118	5.625%, 09/15/2078	1,388,974
110,232	Series A, 5.750%, Perpetual	2,841,781
	Georgia Power Company
29,763	Series 2017, 5.000%, 10/01/2077	739,611
	NextEra Energy Capital Holdings, Inc.
75,785	Series N, 5.650%, 03/01/2079	1,952,222
	NiSource, Inc.
55,118	Series B, 6.500%, Perpetual (b)	1,407,162
	SCE Trust III
30,313	Series H, 5.750%, Perpetual (b)	677,496
	SCE Trust IV
35,827	Series J, 5.375%, Perpetual (b)	720,123
	SCE Trust V
33,071	Series K, 5.450%, Perpetual (b)	735,168
	Southern Company
49,604	5.250%, 12/01/2077	1,220,754
	Tennessee Valley Authority
28,219	Series D, 2.134%, 06/01/2028 (b)	625,897
		18,147,636
	TOTAL PREFERRED STOCKS (Cost $197,179,500)	197,050,472
	SHORT-TERM INVESTMENTS - 0.7%
1,397,650	Invesco Government & Agency Portfolio, Institutional Class - 4.30% (d)	1,397,650
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,397,650)	1,397,650
	Total Investments (Cost $198,577,150) - 100.3%	198,448,122
	Liabilities in Excess of Other Assets - (0.3)%	(627,468)
	TOTAL NET ASSETS - 100.0%	$197,820,654

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of January 31, 2023.

(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Rate shown is the annualized seven-day yield as of January 31, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

AAM Low Duration Preferred and Income Securities ETF

Assets^	Level 1	Level 2	Level 3	Total
Preferred Stocks	$197,050,472	$-	$-	$197,050,472
Short-Term Investments	1,397,650	-	-	1,397,650
Total Investments in Securities	$198,448,122	$-	$-	$198,448,122
^ See Schedule of Investments for breakout of investments by sector classification.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in AAM Low Duration Preferred and Income Securities ETF:

	Balance as of 10/31/2022	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2023
Preferred Stocks	$0	$(174,466)	$174,466	$-	$0	$ -	$ -	$ -